Due From Stockholder	12 Months Ended
Dec. 31, 2021
Due from Stockholder [Abstract]
DUE FROM STOCKHOLDER
G.	DUE FROM STOCKHOLDER:

The amount due from stockholder is unsecured and non-interest bearing. There is no formal repayment plan and, accordingly, this amount has been recorded as long-term. At December 31, 2021 and 2020, the amounts due from stockholder were $0 and $6,748, respectively.